Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Entity Central Index Key	0000745463
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000101132
Shareholder Report [Line Items]
Fund Name	Parametric Commodity Strategy Fund
Class Name	Class I
Trading Symbol	EIPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric Commodity Strategy Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.66%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[1]
Expenses Represent Both Master and Feeder [Text]	What were the Fund costs for the last six months?
AssetsNet	$ 1,991,957,268
Holdings Count | Holding	84
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,991,957,268
# of Portfolio Holdings (including derivatives)	84
Portfolio Turnover Rate	0%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Exchange-Traded Funds	4.9%
Short-Term Investments - other	17.4%
Short-Term Investments - U.S. Treasury Obligations	77.7%

Commodity Exposure (% of net assets)

Agriculture	25.7%
Industrial Metals	25.3%
Energy	25.0%
Precious Metals	17.6%
Livestock	6.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000111445
Shareholder Report [Line Items]
Fund Name	Parametric Commodity Strategy Fund
Class Name	Class A
Trading Symbol	EAPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric Commodity Strategy Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%	[2]
Expenses Represent Both Master and Feeder [Text]	What were the Fund costs for the last six months?
AssetsNet	$ 1,991,957,268
Holdings Count | Holding	84
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,991,957,268
# of Portfolio Holdings (including derivatives)	84
Portfolio Turnover Rate	0%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Exchange-Traded Funds	4.9%
Short-Term Investments - other	17.4%
Short-Term Investments - U.S. Treasury Obligations	77.7%

Commodity Exposure (% of net assets)

Agriculture	25.7%
Industrial Metals	25.3%
Energy	25.0%
Precious Metals	17.6%
Livestock	6.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000014418
Shareholder Report [Line Items]
Fund Name	Eaton Vance Stock Fund
Class Name	Class A
Trading Symbol	EAERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Stock Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.98%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%	[3]
AssetsNet	$ 102,459,287
Holdings Count | Holding	59
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$102,459,287
# of Portfolio Holdings (for Stock Portfolio)	59
Portfolio Turnover Rate (for Stock Portfolio)	22%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.2%
Materials	1.0%
Real Estate	1.9%
Energy	2.5%
Consumer Staples	4.4%
Industrials	9.7%
Health Care	10.0%
Consumer Discretionary	10.8%
Communication Services	11.6%
Financials	14.3%
Information Technology	33.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	8.3%
NVIDIA Corp.	8.0%
Apple, Inc.	5.4%
Amazon.com, Inc.	5.1%
Meta Platforms, Inc., Class A	3.8%
Broadcom, Inc.	3.6%
Alphabet, Inc., Class C	3.5%
Visa, Inc., Class A	2.5%
Netflix, Inc.	2.0%
Mr. Cooper Group, Inc.	1.9%
Total	44.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000081632
Shareholder Report [Line Items]
Fund Name	Eaton Vance Stock Fund
Class Name	Class C
Trading Symbol	ECERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Stock Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.73%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.73%	[4]
AssetsNet	$ 102,459,287
Holdings Count | Holding	59
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$102,459,287
# of Portfolio Holdings (for Stock Portfolio)	59
Portfolio Turnover Rate (for Stock Portfolio)	22%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.2%
Materials	1.0%
Real Estate	1.9%
Energy	2.5%
Consumer Staples	4.4%
Industrials	9.7%
Health Care	10.0%
Consumer Discretionary	10.8%
Communication Services	11.6%
Financials	14.3%
Information Technology	33.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	8.3%
NVIDIA Corp.	8.0%
Apple, Inc.	5.4%
Amazon.com, Inc.	5.1%
Meta Platforms, Inc., Class A	3.8%
Broadcom, Inc.	3.6%
Alphabet, Inc., Class C	3.5%
Visa, Inc., Class A	2.5%
Netflix, Inc.	2.0%
Mr. Cooper Group, Inc.	1.9%
Total	44.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000047558
Shareholder Report [Line Items]
Fund Name	Eaton Vance Stock Fund
Class Name	Class I
Trading Symbol	EIERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Stock Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.73%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[5]
AssetsNet	$ 102,459,287
Holdings Count | Holding	59
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$102,459,287
# of Portfolio Holdings (for Stock Portfolio)	59
Portfolio Turnover Rate (for Stock Portfolio)	22%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.2%
Materials	1.0%
Real Estate	1.9%
Energy	2.5%
Consumer Staples	4.4%
Industrials	9.7%
Health Care	10.0%
Consumer Discretionary	10.8%
Communication Services	11.6%
Financials	14.3%
Information Technology	33.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	8.3%
NVIDIA Corp.	8.0%
Apple, Inc.	5.4%
Amazon.com, Inc.	5.1%
Meta Platforms, Inc., Class A	3.8%
Broadcom, Inc.	3.6%
Alphabet, Inc., Class C	3.5%
Visa, Inc., Class A	2.5%
Netflix, Inc.	2.0%
Mr. Cooper Group, Inc.	1.9%
Total	44.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014485
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Growth Fund 1.1
Class Name	Class A
Trading Symbol	ETTGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.1 for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.73%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[6]
AssetsNet	$ 2,816,035,496
Holdings Count | Holding	129
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,816,035,496
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	129
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	7%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Utilities	0.8%
Materials	2.1%
Energy	2.7%
Consumer Staples	5.1%
Health Care	8.1%
Industrials	9.2%
Consumer Discretionary	11.7%
Financials	14.7%
Communication Services	14.9%
Information Technology	30.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	7.2%
NVIDIA Corp.	7.2%
Amazon.com, Inc.	6.0%
Apple, Inc.	5.5%
Meta Platforms, Inc., Class A	5.0%
Alphabet, Inc., Class A	2.8%
Berkshire Hathaway, Inc., Class B	2.7%
Netflix, Inc.	2.6%
JPMorgan Chase & Co.	2.4%
Alphabet, Inc., Class C	2.4%
Total	43.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014487
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Growth Fund 1.1
Class Name	Class C
Trading Symbol	ECTGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.1 for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$76	1.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.48%	[7]
AssetsNet	$ 2,816,035,496
Holdings Count | Holding	129
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,816,035,496
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	129
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	7%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Utilities	0.8%
Materials	2.1%
Energy	2.7%
Consumer Staples	5.1%
Health Care	8.1%
Industrials	9.2%
Consumer Discretionary	11.7%
Financials	14.7%
Communication Services	14.9%
Information Technology	30.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	7.2%
NVIDIA Corp.	7.2%
Amazon.com, Inc.	6.0%
Apple, Inc.	5.5%
Meta Platforms, Inc., Class A	5.0%
Alphabet, Inc., Class A	2.8%
Berkshire Hathaway, Inc., Class B	2.7%
Netflix, Inc.	2.6%
JPMorgan Chase & Co.	2.4%
Alphabet, Inc., Class C	2.4%
Total	43.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014488
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Growth Fund 1.1
Class Name	Class I
Trading Symbol	EITMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.1 for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[8]
AssetsNet	$ 2,816,035,496
Holdings Count | Holding	129
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,816,035,496
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	129
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	7%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Utilities	0.8%
Materials	2.1%
Energy	2.7%
Consumer Staples	5.1%
Health Care	8.1%
Industrials	9.2%
Consumer Discretionary	11.7%
Financials	14.7%
Communication Services	14.9%
Information Technology	30.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	7.2%
NVIDIA Corp.	7.2%
Amazon.com, Inc.	6.0%
Apple, Inc.	5.5%
Meta Platforms, Inc., Class A	5.0%
Alphabet, Inc., Class A	2.8%
Berkshire Hathaway, Inc., Class B	2.7%
Netflix, Inc.	2.6%
JPMorgan Chase & Co.	2.4%
Alphabet, Inc., Class C	2.4%
Total	43.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014466
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Growth Fund 1.2
Class Name	Class A
Trading Symbol	EXTGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.2 for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.87%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%	[9]
AssetsNet	$ 1,615,037,102
Holdings Count | Holding	129
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,615,037,102
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	129
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	7%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Utilities	0.8%
Materials	2.1%
Energy	2.7%
Consumer Staples	5.1%
Health Care	8.1%
Industrials	9.2%
Consumer Discretionary	11.7%
Financials	14.7%
Communication Services	14.9%
Information Technology	30.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	7.2%
NVIDIA Corp.	7.2%
Amazon.com, Inc.	6.0%
Apple, Inc.	5.5%
Meta Platforms, Inc., Class A	5.0%
Alphabet, Inc., Class A	2.8%
Berkshire Hathaway, Inc., Class B	2.7%
Netflix, Inc.	2.6%
JPMorgan Chase & Co.	2.4%
Alphabet, Inc., Class C	2.4%
Total	43.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014468
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Growth Fund 1.2
Class Name	Class C
Trading Symbol	EZTGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.2 for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$83	1.62%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.62%	[10]
AssetsNet	$ 1,615,037,102
Holdings Count | Holding	129
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,615,037,102
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	129
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	7%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Utilities	0.8%
Materials	2.1%
Energy	2.7%
Consumer Staples	5.1%
Health Care	8.1%
Industrials	9.2%
Consumer Discretionary	11.7%
Financials	14.7%
Communication Services	14.9%
Information Technology	30.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	7.2%
NVIDIA Corp.	7.2%
Amazon.com, Inc.	6.0%
Apple, Inc.	5.5%
Meta Platforms, Inc., Class A	5.0%
Alphabet, Inc., Class A	2.8%
Berkshire Hathaway, Inc., Class B	2.7%
Netflix, Inc.	2.6%
JPMorgan Chase & Co.	2.4%
Alphabet, Inc., Class C	2.4%
Total	43.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014469
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Growth Fund 1.2
Class Name	Class I
Trading Symbol	EITGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.2 for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.62%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[11]
AssetsNet	$ 1,615,037,102
Holdings Count | Holding	129
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,615,037,102
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	129
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	7%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Utilities	0.8%
Materials	2.1%
Energy	2.7%
Consumer Staples	5.1%
Health Care	8.1%
Industrials	9.2%
Consumer Discretionary	11.7%
Financials	14.7%
Communication Services	14.9%
Information Technology	30.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	7.2%
NVIDIA Corp.	7.2%
Amazon.com, Inc.	6.0%
Apple, Inc.	5.5%
Meta Platforms, Inc., Class A	5.0%
Alphabet, Inc., Class A	2.8%
Berkshire Hathaway, Inc., Class B	2.7%
Netflix, Inc.	2.6%
JPMorgan Chase & Co.	2.4%
Alphabet, Inc., Class C	2.4%
Total	43.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	Annualized
[11]	Annualized